Stock Option Plan - Schedule of Fair Value of Stock Option (Details) (fuboTV Inc.) - fuboTV Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate	2.57%
Expected volatility		62.10%	61.20%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Expected term (in years)	4 years 1 month 27 days	4 years 1 month 27 days	3 years 8 months 9 days
Risk-free interest rate		2.10%	2.45%
Expected volatility	62.40%
Maximum [Member]
Expected term (in years)	4 years 7 months 6 days	4 years 7 months 6 days	4 years 4 months 6 days
Risk-free interest rate		2.57%	2.96%
Expected volatility	62.80%